5. Derivative liability: Schedule of Summary of the activity of the derivative liability (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Summary of the activity of the derivative liability

$

Balance, December 31, 2015	292,320
Derivative loss due to new issuances	29,422
Debt discount	63,000
Adjustment for conversion	(374,776)
Mark to market adjustment	97,496
Balance, December 31, 2016	107,462
Derivative loss due to new issuances	25,926
Debt discount	35,000
Adjustment for conversion	(178,473)
Mark to market adjustment	62,576
Balance, December 31, 2017	52,491
Adjustment for conversion	(81,659)
Mark to market adjustment	29,168

Balance, December 31, 2018	–